---------------------------- [LOGO] EMPIRE BUILDER -----------------------------
                             ---------------------

                                3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886

Dear Shareholder,

      We are pleased to present The Empire Builder Tax Free Bond Fund Annual Report for the year ended February 28, 2003.

      We are glad to report the portfolio has had a good year. The Federal Reserve Board cut the Discount Rate several times last year, which has been good for the bond market. For the year ending February 28, 2003 the Builder Class was up 6.62%, and the Premier Class was up 6.90%.

      The impending war and tax cuts augurs poorly for the size of the federal deficit, and consequently, for inflation. The poor economy has thus far offset the above factors. At some point, however, if inflation begins to increase it would be adverse to all bond markets. To counter the possible effects of inflation and rising yields, we are shortening our maturities. We will continue to do so by buying the highest quality bonds. We still feel that the tax-free municipal market is the place to be, and it offers superior value to the taxable market.

      In our opinion, The Empire Builder Tax Free Bond Fund is well positioned for the next six months. The no-load structure continues to offer value to the shareholder because there is no charge to purchase shares. We also recommend our automatic investment program (also known as dollar cost averaging*) that allows you to follow a disciplined investment plan. Please call the customer service desk at 1-800-847-5886 for information on how to participate. We look forward to helping you meet your investment needs.

Sincerely,

/s/ Seth M. Glickenhaus

Seth M. Glickenhaus
President

*Dollar cost averaging does not insure a profit and does not protect against loss in declining markets. An investor should consider his or her financial ability to continue making additional investments through periods of low share price levels.

This report must be preceded or accompanied by a prospectus. For more complete information including charges and expenses, please call 1-800-847-5886 to receive a prospectus. Read the prospectus carefully before investing or sending money.

The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT).

Past performance does not guarantee future results.

              Not FDIC insured. May lose value. No bank guarantee.

---------------------------- [LOGO] EMPIRE BUILDER -----------------------------
                             ---------------------

Market Conditions during the Fund's Most Recent Fiscal Year.

      As we mentioned last year, the 10-year Treasury bond became the leading benchmark for long-term interest rates. Interest rates in the 10-year government bond market for the fiscal year ended February 28, 2003 started at approximately 4.86% and ended at 3.70%. This can be considered a very volatile market. With the decrease in bond yields, we saw an increase in the value of our holdings.

      We try to enhance the value of the Fund whenever possible. We continue to manage the Fund conservatively taking advantage of opportunities that arise in the marketplace due to interest rate movements and quality enhancements.

      The following graphs illustrate the total return based on a $10,000 investment in Builder Class shares of the Fund made February 28, 1993, and a $20,000 investment in Premier Class shares of the Fund made at the commencement date of April 15, 1996, held in each through February 28, 2003, as well as the performance of the Lehman Municipal Bond Index over the same period.

      The Lehman Municipal Bond Index includes 25,000 long-term, investment grade, municipal bonds. In the opinion of the Fund's advisor, this index most accurately represents the performance of the broad municipal bond market. However, there are substantial differences between the index and the Fund. First, the index covers municipal bonds nationwide, whereas the Fund invests only in New York tax exempt bonds. Second, the index does not reflect the cost and expenses of actually obtaining the underlying bonds. Third, the index had a higher level of volatility than the Fund during the ten years ended December 31, 1998, as measured by Beta. Finally, the index represents an unmanaged portfolio whereas the Fund is professionally managed.

      The graphs assume all dividends and distributions are reinvested at net asset value. Past performance is not predictive of future performance.

      The Fund's Builder Class shares' average annual total return for the periods indicated was as follows:

            6.62% for the one-year period beginning March 1, 2002 and ended February 28, 2003.

            5.04% for the five-year period beginning March 1, 1998 and ended February 28, 2003.

            5.26% for the ten-year period beginning March 1, 1993 and ended February 28, 2003.

                     [The following information was depicted
                    as a line chart in the printed material.]

                                                         Empire Builder
                                 Lehman Municipal      Tax Free Bond Fund
                                    Bond Index*           Builder Class
                                 ----------------      ------------------
      February 28, 1993              $10,000                 $10,000
      February 28, 1994              $11,377                 $10,544
      February 28, 1995              $12,005                 $10,660
      February 29, 1996              $12,232                 $11,613
      February 28, 1997              $13,584                 $12,112
      February 28, 1998              $14,334                 $13,056
      February 28, 1999              $15,645                 $13,688
      February 29, 2000              $16,606                 $13,087
      February 28, 2001              $16,260                 $14,809
      February 28, 2002              $18,268                 $15,658
      February 28, 2003              $18,462                 $16,694

* An unmanaged portfolio.

      The Fund's Premier Class shares' average annual total return for the periods indicated was as follows:

            6.90% for the one-year period beginning March 1, 2002 and ended February 28, 2003.

            5.34% for the five-year period beginning March 1, 1998 and ended February 28, 2003.

            7.98% for the period beginning April 15, 1996 (commencement of operations) and ended February 28, 2003.

                     [The following information was depicted
                    as a line chart in the printed material.]

                                                         Empire Builder
                                 Lehman Municipal      Tax Free Bond Fund
                                    Bond Index*           Premier Class
                                 ----------------      ------------------
      April 15, 1996                 $20,000                 $20,000
      February 28, 1997              $21,438                 $21,280
      February 28, 1998              $23,399                 $22,992
      February 28, 1999              $24,837                 $24,178
      February 29, 2000              $24,319                 $23,182
      February 28, 2001              $27,322                 $26,319
      February 28, 2002              $29,177                 $27,902
      February 28, 2003              $31,415                 $29,827

* An unmanaged portfolio.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                  Portfolio of Investments -- February 28, 2003

                                                                                             Principal        Value
Credit Ratings**   Municipal Securities -- (92.7%)                                            Amount        (Note 2)
----------------   -------------------------------                                          ---------       --------
                   New York City (11.6%)
    Aaa/AAA        New York City, General Obligation, Series B, Variable Rate, 1.15%,*
                      8/15/2005, (MBIA) .................................................   $1,500,000    $  1,500,000
    Aaa/AAA        New York City, General Obligation, Series B2, Variable Rate, 1.15%,*
                      8/15/2009, (MBIA) .................................................    1,000,000       1,000,000
    Aaa/AAA        New York City, General Obligation, Series B, 5.25%,
                      8/1/2017, Callable 8/1/2007 @ 101, (AMBAC) ........................      750,000         805,118
    NR/AAA         New York City, General Obligation, Series B, 5.125%,
                      8/1/2019, Callable 8/1/2010 @ 101, (FGIC) .........................    2,000,000       2,106,620
    Aaa/AAA        New York City, General Obligation, Series B, 5.375%,
                      8/1/2022, Callable 8/1/2007 @ 101, (MBIA) .........................    1,250,000       1,306,550
    Aaa/AAA        New York City, General Obligation, Series B, Variable Rate, 1.15%,*
                      10/1/2022, (FGIC) .................................................    1,000,000       1,000,000
     A2/A          New York City, General Obligation, Fiscal 2003 Series I, 5.00%,
                      3/1/2033, Callable 3/1/2013 @ 100 .................................    4,975,000       4,832,018
    Aaa/AAA        New York City, Health & Hospitals Corp., Health System Revenue,
                      Series A, 5.50%, 2/15/2018, Callable 2/15/2012 @100, (FSA) ........    1,000,000       1,105,500
                                                                                                          ------------
                   Total New York City ..................................................                   13,655,806
                                                                                                          ------------
                   New York State Agencies (56.5%)
                   Long Island Power Authority (2.2%)
    Aaa/Aaa           Long Island Power Authority, New York Electric Systems, Series A,
                        6.00% 12/1/2007, Non Callable, (AMBAC) ..........................    1,000,000       1,175,500
    Aaa/Aaa           Long Island Power Authority, New York Electric Systems, Series A,
                        5.50%, 12/1/2012, Non Callable (FSA) ............................    1,210,000       1,394,162
                                                                                                          ------------
                   Total Long Island Power Authority ....................................                    2,569,662
                                                                                                          ------------
                   New York State Dormitory Authority (37.2%)
    A3/AA-            Albany County Airport, 5.25%, 4/1/2013, Callable 4/1/2008
                        @ 101 ...........................................................    1,200,000       1,298,124
    Aaa/AAA           Augustana Lutheran Home for the Aged, Series A, 5.50%,
                        8/1/2020, Callable 8/1/2010 @ 101, (MBIA)(FHA) ..................      950,000       1,026,029
    Aaa/AAA           Augustana Lutheran Home for the Aged, Series A, 5.50%,
                        8/1/2030, Callable 8/1/2010 @ 101, (MBIA)(FHA) ..................      750,000         789,105
    Aaa/Aaa           City University, 6.125%, 7/1/2012, Callable 7/1/2010 @ 101,
                        (AMBAC) .........................................................    6,000,000       7,034,519
    Aaa/AAA           City University, Series 1, 5.375%, 7/1/2024, Callable 1/1/2008
                        @ 102, (FGIC) ...................................................    2,000,000       2,099,300
    Aaa/AAA           Columbia University, Series B, 5.375%, 7/1/2018, Callable
                        7/1/2012 @ 100 ..................................................      500,000         555,085
    Aaa/AAA           Columbia University, Series B, 5.375%, 7/1/2019, Callable
                        7/1/2012 @ 100 ..................................................    1,000,000       1,103,600

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                                                                             Principal        Value
Credit Ratings**   Municipal Securities -- continued                                          Amount        (Note 2)
----------------   ---------------------------------                                         ---------      --------
                   New York State Agencies -- continued
                   New York State Dormitory Authority -- continued
    Aaa/Aaa           Columbia University, Series B, 5.375%, 7/1/2020, Callable
                        7/1/2012 @ 100 ..................................................   $1,000,000    $  1,093,840
    Aaa/Aaa           Columbia University, Series A, 5.00%, 7/1/2024, Callable
                        7/1/2013 @ 100 ..................................................      375,000         386,261
    NR/AAA            Heritage House Nursing Center, 7.00%, 8/1/2031, Callable
                        8/1/2003 @100, (FHA) ............................................      445,000         452,779
    Aaa/AAA           Mt. Sinai School of Medicine, 6.75%, 7/1/2015, Callable
                        7/1/2003 @ 100, (MBIA) ..........................................    2,250,000       2,283,638
    Aaa/AAA           New York Medical College, 5.25%, 7/1/2013, Callable
                        7/1/2008 @ 101, (MBIA) ..........................................    1,015,000       1,105,863
    Aaa/AAA           New York University, Series 2, 5.50%, 7/1/2018, Callable
                         7/1/2011 @ 100, (AMBAC) ........................................      500,000         553,365
    NR/AAA            Park Ridge Housing, Inc., 6.375%, 8/1/2020, Callable
                        8/1/2010 @ 101, (FNMA) ..........................................    1,000,000       1,113,430
    NR/AAA            Park Ridge Housing, Inc., 6.50%, 8/1/2025, Callable
                        8/1/2010 @ 101, (FNMA) ..........................................    1,470,000       1,642,255
    Aaa/NR            Rochester Institute, 5.25%, 7/1/2016, Callable 7/1/2012 @ 100,
                        (AMBAC) .........................................................    2,045,000       2,247,189
    Aaa/NR            Rochester Institute, 5.25%, 7/1/2017, Callable 7/1/2012 @ 100,
                        (AMBAC) .........................................................    2,155,000       2,352,247
    Aaa/AAA           School Districts Financing, Series C, 5.25%, 4/1/2021,
                        Callable 10/1/2012 @ 100, (MBIA) ................................    1,300,000       1,387,620
    NR/Aaa            Service Contracts, Albany County, 5.25%, 4/1/2017,
                        Callable 4/1/2008 @ 101, (MBIA) .................................    1,000,000       1,067,400
    Aaa/AAA           Special Acts School Districts Program, 6.00%, 7/1/2019,
                        Callable 7/1/2005 @ 102, (MBIA) .................................    3,540,000       3,933,258
    Aaa/Aaa           State University, 5.125%, 5/15/2021, Callable 5/15/2008 @ 101,
                        (MBIA) ..........................................................    3,685,000       3,814,086
    NR/AAA            State University, 5.375%, 7/1/2021, Callable 7/1/2008 @ 102,
                        (MBIA) ..........................................................    1,190,000       1,272,122
    Aaa/AAA           Upstate Community Colleges, Series A, 6.00%, 7/1/2019,
                        Callable 7/1/2010 @ 101, (FSA) ..................................    1,000,000       1,147,690
    Aaa/AAA           Upstate Community Colleges, Series A, 6.00%, 7/1/2020,
                        Callable 7/1/2010 @ 101, (FSA) ..................................      845,000         966,883
    NR/AAA            Westchester County, Court Facilities, 5.25%, 8/1/2018,
                        Callable 2/1/2009 @ 101, (MBIA) .................................    2,800,000       2,998,436
                                                                                                          ------------
                   Total New York State Dormitory Authority .............................                   43,724,124
                                                                                                          ------------

     The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                                                                             Principal        Value
Credit Ratings**   Municipal Securities -- continued                                          Amount        (Note 2)
----------------   ---------------------------------                                         ---------      --------
                   New York State Environmental Facilities Corp. (1.4%)
    Aaa/AAA           Water Pollution Control Revenue, Revolving Fund, Water Pooled
                        Loan, 5.90%, 1/15/2018, Callable 1/15/2006 @ 102 ................   $1,510,000    $  1,677,640
                   New York State Housing Finance Agency (2.0%)
    Aa1/NR            Multi-Family Housing, Secured Mortgage Program, 6.45%,
                        8/15/2014, Callable 2/15/2004 @ 102, (SONYMA) ...................    2,245,000       2,332,690
                   New York State Local Government Assistance Corp. (0.9%)
    NR/Aaa            New York State Local Government Assistance, 5.00%, Series A-1,
                        Non Callable 4/1/2013, (FSA) ....................................    1,000,000       1,109,340
                   New York State Medical Care Facilities Finance Agency (1.0%)
    Aaa/AAA           Hospital & Nursing Home, St. Vincent's Hospital Project, 6.20%,
                        2/15/2021, Callable 2/15/2004 @ 102, (AMBAC)(FHA) ...............    1,060,000       1,124,321
                   New York State Metropolitan Transportation Authority (6.3%)
    Aaa/Aaa           Service Contracts, Series A, 5.125%,1/1/2024, Callable 7/1/2012
                        @ 100, (AMBAC) ..................................................    5,000,000       5,173,850
    AA3/AA-           Triborough Bridge & Tunnel Authority, Series B, 5.25%,
                        11/15/2018, Callable 11/15/2012 @ 100, (General Obligation
                        of the Authority) ...............................................    2,000,000       2,179,000
                                                                                                          ------------
                   Total New York State Metropolitan Transportation Authority ...........                    7,352,850
                                                                                                          ------------
                   New York State Thruway Authority (3.7%)
    Aaa/AAA           Highway & Bridge Trust Fund Bonds, Series A, 5.50%, 4/1/2014,
                        Callable 4/1/2011 @ 101, (FGIC) .................................    1,500,000       1,691,325
    Aaa/AAA           Highway & Bridge Trust Fund Bonds, Series B, 5.25%, 4/1/2017,
                        Callable 10/1/2011 @ 100, (MBIA) ................................    2,500,000       2,713,475
                                                                                                          ------------
                   Total New York State Thruway Authority ...............................                    4,404,800
                                                                                                          ------------
                   New York State Urban Development Corporation (1.8%)
    A3/AA-            Empire State Development Corporation, University Facilities Grants,
                        6.00% 1/1/2009, Non Callable ....................................      905,000       1,050,053
    A3/AA-            Youth Facilities, 5.75%, 4/1/2008, Pre-Refunded 4/1/2005
                        @ 102 ...........................................................    1,000,000       1,113,670
                   Total New York State Urban Development Corporation ...................                    2,163,723
                                                                                                          ------------
                   Total New York State Agencies ........................................                   66,459,150
                                                                                                          ------------
                   Other New York State Bonds (24.6%)
     A3/NR         Albany Housing Authority, Limited Obligation, 6.25%, 10/1/2012,
                      Callable 10/1/2005 @ 102 ..........................................    1,000,000       1,088,450
    Aaa/AAA        Buffalo Municipal Water Finance Authority, Water System Revenue,
                      5.75%, 7/1/2019, Callable 7/1/2005 @ 102, (FGIC) ..................      500,000         549,455
    Aaa/NR         Corning, City School District, General Obligation, 5.00%, 6/15/2012,
                      Non Callable, (FSA) ...............................................    1,000,000       1,117,070

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                                                                             Principal        Value
Credit Ratings**   Municipal Securities -- continued                                          Amount        (Note 2)
----------------   ---------------------------------                                         ---------      --------
                   Other New York State Bonds -- continued
    Aaa/NR         Corning, City School District, General Obligation, 5.00%, 6/15/2013,
                      Callable 6/15/2012 @ 100, (FSA) ...................................   $  970,000    $  1,073,024
    Aaa/NR         Corning, City School District, General Obligation, 5.00%, 6/15/2014,
                      Callable 6/15/2012 @ 100, (FSA) ...................................      600,000         656,802
    Aaa/AAA        Evans, General Obligation, 6.80%, 4/15/2012, Non Callable,
                      (AMBAC) ...........................................................      225,000         281,291
    Aaa/AAA        Evans, General Obligation, 6.80%, 4/15/2013, Non Callable,
                      (AMBAC) ...........................................................      225,000         282,296
    Aaa/NR         Fayetteville Manlius, Central School District, General Obligation,
                      5.00% 6/15/2016, Callable 6/15/2012 @ 101, (FGIC) .................      375,000         406,099
    NR/Aaa         Geneva, New York, Industrial Development Agency, Hobart College,
                      4.75%, 2/1/2023, Callable 2/1/2013 @ 100, (FGIC) ..................    1,250,000       1,262,750
    NR/Aaa         Highland, New York, Central School District, 2.50%, 6/15/2003,
                      Non Callable, (FSA) ...............................................    1,550,000       1,556,323
    Aaa/NR         Ilion, Central School District, General Obligation, Series B, 5.50%,
                      6/15/2015, Callable 6/15/2012 @ 101, (FGIC) .......................      550,000         625,911
    Aaa/NR         Ilion, Central School District, General Obligation, Series B, 5.50%,
                      6/15/2016, Callable 6/15/2012 @ 101, (FGIC) .......................      500,000         564,825
    NR/AAA         Lillian Cooper Housing Development Corporation Mortgage Revenue,
                      Series A, 7.00%, 1/1/2022, Callable 7/1/2003 @ 100,
                      (FNMA)(FHA) .......................................................    1,100,000       1,121,923
    Aaa/NR         Madison County, New York, Series A, 2.50%, 6/15/2003,
                      Non Callable, (AMBAC) .............................................      585,000         587,387
    Aaa/NR         Madison County, New York, Series B, 2.50%, 10/15/2003,
                      Non Callable (AMBAC) ..............................................      395,000         398,476
    Aaa/AAA        Mount Sinai Union Free School District, General Obligation, 6.20%,
                      2/15/2012, Non Callable, (AMBAC) ..................................    1,065,000       1,278,735
    NR/Aaa         New York State, 6.00%, Series A, 7/15/2007, Non Callable, (FSA) ......    5,000,000       5,806,149
    Aaa/NR         Newfane, New York, Central School District, 4.00%, 6/1/2016,
                      Callable 6/1/2012 @ 100, (FSA) ....................................      955,000         949,127
    Aaa/AAA        North Hempstead, General Obligation, Series B, 6.375%, 4/1/2009,
                      Non Callable, (FGIC) ..............................................      570,000         680,238
    Aaa/AAA        North Hempstead, General Obligation, Series B, 6.40%, 4/1/2010,
                      Non Callable (FGIC) ...............................................      560,000         672,599
    NR/AAA         Oneida County Industrial Development Agency, Mohawk Valley
                      Network, St. Luke's Memorial Hospital, 5.00%, 1/1/2013, Callable
                      1/1/2008 @ 101, (FSA) .............................................    2,000,000       2,144,279
    Aaa/NR         Oyster Bay, New York, General Obligation, 3.00%, 3/15/2003,
                      Non Callable (FSA) ................................................      490,000         490,372
    Aaa/NR         Oyster Bay, New York, General Obligation, 5.00%, 3/15/2011,
                      Non Callable (FSA) ................................................      430,000         479,257

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                                                                              Shares/
                                                                                             Principal        Value
Credit Ratings**   Municipal Securities -- continued                                          Amount        (Note 2)
----------------   ---------------------------------                                         ---------      --------
                   Other New York State Bonds -- continued
    Aaa/NR         Southern Cayuga, Central School District, General Obligation,
                      5.00%, 5/15/2014, Callable 5/15/2012 @ 100, (FSA) .................   $  400,000    $    437,584
    Aaa/AAA        Suffolk County, General Obligation, Series C, 5.00%, 9/15/2015,
                      Callable 9/15/2008 @ 101, (FGIC) ..................................      965,000       1,029,578
    Aaa/AAA        Suffolk County, General Obligation, Series C, 5.00%, 9/15/2016,
                      Callable 9/15/2008 @ 101, (FGIC) ..................................      550,000         580,993
    Aaa/AAA        Suffolk County, General Obligation, Series C, 5.00%, 9/15/2017,
                      Callable 9/15/2008 @ 101, (FGIC) ..................................      480,000         504,797
    Aaa/AAA        Suffolk County, General Obligation, Series D, 5.00%, 11/1/2015,
                      Callable 11/1/2008 @ 101, (FGIC) ..................................    1,125,000       1,201,568
    Aaa/AAA        Suffolk County, General Obligation, Series D, 5.00%, 11/1/2016,
                      Callable 11/1/2008 @ 101, (FGIC) ..................................    1,110,000       1,173,581
                                                                                                          ------------
                   Total Other New York State Bonds .....................................                   29,000,939
                                                                                                          ------------
                   Total Municipal Securities (Cost $103,598,649) .......................                  109,115,895
                                                                                                          ------------
                   Short Term Investments (4.2%)
                   Dreyfus New York Municipal Cash Management Fund ......................    4,900,000       4,900,000
                                                                                                          ------------
                   Total Investments (Cost $108,498,649) (a)-- 96.9% ....................                 $114,015,895
                   Other assets in excess of liabilities-- 3.1% .........................                    3,686,746
                                                                                                          ------------
                   Net Assets-- 100.0% ..................................................                 $117,702,641
                                                                                                          ============

----------
Percentages indicated are based on net assets of $117,702,641.
* Variable rate instrument. The rate presented represents the rate in effect at February 28, 2003.
(a)   Represents cost for financial  reporting and approximates cost for federal
      income   tax   and   differs   from   fair   value   by   net   unrealized
      appreciation/depreciation of securities as follows:
      Unrealized appreciation                                        $5,517,348
      Unrealized depreciation                                              (102)
                                                                     ----------
      Net unrealized appreciation                                    $5,517,246
                                                                     ==========
** Credit Ratings given by Moody's Investors Service Inc. and Standard & Poor's Corporation (unaudited)

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

** Credit Ratings given by Moody's  Investors Service Inc. and Standard & Poor's
   Corporation (unaudited).

      Moody's     Standard & Poor's

       Aaa              AAA               Instrument judged to be of the highest
                                          quality  and   carrying  the  smallest
                                          amount of investment risk.

       Aa               AA                Instrument   judged   to  be  of  high
                                          quality by all standards.

        A                A                Instrument   judged  to  be   adequate
                                          quality by all standards.

       Baa              BBB               Instrument   judged  to  be   moderate
                                          quality by all standards.

       NR               NR                Not  Rated.  In  the  opinion  of  the
                                          Investment Adviser,  instrument judged
                                          to be of comparable investment quality
                                          to  rated   securities  which  may  be
                                          purchased by the Fund.

For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number. The Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Abbreviations used in this statement:

AMBAC Insured as to principal and interest by the American Municipal Bond Assurance Corporation.

FGIC Insured as to principal and interest by the Financial Guarantee Insurance Corporation.

FHA         Insured by the Federal Housing Administration.

FNMA        Insured by the Federal National Mortgage Association.

FSA         Insured  as  to  principal   and  interest  by  Financial   Security
            Assurance.

MBIA Insured as to principal and interest by the Municipal Bond Insurance Association.

SONYMA Insured as to principal and interest by the State of New York Mortgage Association.

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                       Statement of Assets and Liabilities
                                February 28, 2003

Assets:
   Investments in securities, at value (cost $108,498,649) (Note 2) .......................     $114,015,895
   Cash ...................................................................................        6,082,436
   Interest and dividend receivable .......................................................          993,967
   Receivable for investments sold ........................................................        5,345,108
   Prepaid expenses and other assets ......................................................           61,106
                                                                                                ------------
     Total Assets .........................................................................      126,498,512

Liabilities:
   Dividends payable ......................................................     $    28,636
   Payable for investments purchased ......................................       8,641,237
   Advisory fee payable (Note 4) ..........................................          34,965
   Administrative services fee payable (Note 4) ...........................           1,588
   Other accrued expenses .................................................          89,445
                                                                                -----------
     Total Liabilities ....................................................................        8,795,871
                                                                                                ------------
Net Assets ................................................................................     $117,702,641
                                                                                                ============

Net Assets:
Net assets consist of:
   Capital ................................................................................     $111,483,849
   Undistributed net investment income ....................................................           42,050
   Net realized gains from investments ....................................................          659,496
   Net unrealized appreciation from investments ...........................................        5,517,246
                                                                                                ------------
     Net Assets ...........................................................................     $117,702,641
                                                                                                ============

Builder Class:
   Net Assets .............................................................     $56,677,210
   Shares of beneficial interest outstanding ..............................       3,135,093
                                                                                -----------
   Builder Class -- offering and redemption price per share ...............     $     18.08
                                                                                ===========

Premier Class:
   Net Assets .............................................................     $61,025,431
   Shares of beneficial interest outstanding ..............................       3,374,905
                                                                                -----------
   Premier Class -- offering and redemption price per share ...............     $     18.08
                                                                                ===========

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                             Statement of Operations
                      For the Year Ended February 28, 2003

Investment income:
   Interest ...............................................................................       $5,246,386
   Dividend ...............................................................................           48,843
                                                                                                  ----------
   Total Investment Income ................................................................        5,295,229

Expenses:
   Advisory fees (Note 4) .................................................      $  450,769
   Administrative services fees (Note 4) ..................................         200,000
   Transfer agency fees (Builder Class) (Note 4) ..........................         216,843
   Transfer agency fees (Premier Class) (Note 4) ..........................          73,308
   Custody fees ...........................................................          41,704
   Fund accounting fees (Note 4) ..........................................          61,534
   Trustees' fees .........................................................          27,380
   Other fees .............................................................         133,594
                                                                                 ----------
     Total Expenses .......................................................       1,205,132
     Less: Custody fee credit .............................................         (33,969)
                                                                                 ----------
   Total Net Expenses .....................................................................        1,171,163
                                                                                                  ----------
Net Investment Income .....................................................................        4,124,066
                                                                                                  ----------

Realized/Unrealized Gains on Investments (Notes 2 and 3)
   Net realized gains from investment transactions ........................       2,419,769
   Change in unrealized appreciation/depreciation from
     investment transactions ..............................................       1,026,786
                                                                                 ----------
     Net realized/unrealized gains from investments .......................................        3,446,555
                                                                                                  ----------
Change in net assets resulting from operations ............................................       $7,570,621
                                                                                                  ==========

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                       Statements of Changes in Net Assets

                                                                              Year Ended            Year Ended
                                                                           February 28, 2003     February 28, 2002
                                                                           -----------------     -----------------
From Investment Activities:
Operations:
Net investment income ................................................       $  4,124,066         $  4,746,457
Net realized gains from investment transactions ......................          2,419,769              979,912
Change in unrealized appreciation/depreciation from
   investment transactions ...........................................          1,026,786              782,853
                                                                             ------------         ------------
Change in net assets resulting from operations .......................          7,570,621            6,509,222
                                                                             ------------         ------------

Distributions to shareholders from:
Net investment income -- Builder Class ...............................         (1,891,261)          (2,160,779)
Net investment income -- Premier Class ...............................         (2,218,177)          (2,547,144)
Net realized gains from investment transactions -- Builder Class .....           (797,828)            (511,229)
Net realized gains from investment transactions -- Premier Class .....           (851,523)            (567,000)
                                                                             ------------         ------------
      Total distributions ............................................         (5,758,789)          (5,786,152)
                                                                             ------------         ------------

Capital Transactions:
Proceeds from shares issued -- Builder Class .........................          3,393,769            2,810,813
Proceeds from shares issued -- Premier Class .........................          1,743,930            1,734,125
Dividends reinvested -- Builder Class ................................          2,408,830            2,377,742
Dividends reinvested -- Premier Class ................................          2,672,965            2,699,563
Cost of shares redeemed -- Builder Class .............................         (4,230,739)          (5,213,367)
Cost of shares redeemed -- Premier Class .............................         (4,260,674)          (5,324,674)
                                                                             ------------         ------------
Change in net assets from capital share transactions .................          1,728,081             (915,798)
                                                                             ------------         ------------
      Change in net assets ...........................................          3,539,913             (192,728)

Net Assets:
Beginning of period ..................................................        114,162,728          114,355,456
                                                                             ------------         ------------
End of period ........................................................       $117,702,641         $114,162,728
                                                                             ============         ============

Share Transactions:
Issued -- Builder Class ..............................................            188,963              158,382
Issued -- Premier Class ..............................................             97,318               97,859
Reinvested -- Builder Class ..........................................            135,373              134,183
Reinvested -- Premier Class ..........................................            150,184              152,310
Redeemed -- Builder Class ............................................           (237,051)            (293,799)
Redeemed -- Premier Class ............................................           (237,735)            (300,271)
                                                                             ------------         ------------
Change in shares .....................................................             97,052              (51,336)
                                                                             ------------         ------------
Undistributed Net Investment Income ..................................       $     42,050         $     33,368
                                                                             ============         ============

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                              Financial Highlights
      For a share of beneficial interest outstanding throughout each period

                                  Year Ended          Year Ended          Year Ended           Year Ended           Year Ended
                               February 28, 2003   February 28, 2002   February 28, 2001   February 29, 2000     February 28, 1999
                               -----------------   -----------------   -----------------   ------------------    -----------------
                               Builder   Premier   Builder   Premier   Builder   Premier   Builder    Premier    Builder   Premier
                                Class     Class     Class     Class     Class     Class     Class      Class      Class     Class
                               -------   -------   -------   -------   -------   -------   -------    -------    -------   -------
Net Asset Value, Beginning
  of Period .................  $ 17.80   $ 17.80   $ 17.69   $ 17.69   $ 16.32   $ 16.32   $ 17.88    $ 17.88    $ 18.22   $ 18.22
                               -------   -------   -------   -------   -------   -------   -------    -------    -------   -------
Investment Activities:
  Net investment income .....     0.61      0.66      0.72      0.77      0.73      0.79      0.78       0.84       0.75      0.80
  Net realized/unrealized
    gains/(losses) on
    investments .............     0.54      0.54      0.27      0.27      1.37      1.37     (1.55)     (1.56)      0.11      0.12
                               -------   -------   -------   -------   -------   -------   -------    -------    -------   -------
  Total from Investment
    Operations ..............     1.15      1.20      0.99      1.04      2.10      2.16     (0.77)     (0.72)      0.86      0.92
                               -------   -------   -------   -------   -------   -------   -------    -------    -------   -------
Distributions:
  Net investment income .....    (0.61)    (0.66)    (0.71)    (0.76)    (0.73)    (0.79)    (0.76)     (0.81)     (0.75)    (0.81)
  Net realized capital
    gains ...................    (0.26)    (0.26)    (0.17)    (0.17)       --        --     (0.03)     (0.03)     (0.45)    (0.45)
                               -------   -------   -------   -------   -------   -------   -------    -------    -------   -------
  Total distributions .......    (0.87)    (0.92)    (0.88)    (0.93)    (0.73)    (0.79)    (0.79)     (0.84)     (1.20)    (1.26)
                               -------   -------   -------   -------   -------   -------   -------    -------    -------   -------
Net Asset Value, End of
  Period ....................  $ 18.08   $ 18.08   $ 17.80   $ 17.80   $ 17.69   $ 17.69   $ 16.32    $ 16.32    $ 17.88   $ 17.88
                               =======   =======   =======   =======   =======   =======   =======    =======    =======   =======
Total Return                      6.62%     6.90%     5.74%     6.01%    13.15%    13.53%    (4.39)%    (4.12)%     4.87%     5.17%
Ratios/Supplementary Data:
  Net Assets, End of Period
    (in thousands) ..........  $56,677   $61,025   $54,253   $59,910   $53,937   $60,418   $50,347    $55,636    $57,610   $63,657
  Ratios of Net Investment
    Income to Average
    Net Assets ..............     3.44%     3.71%     4.04%     4.30%     4.31%     4.65%     4.47%      4.75%      4.15%     4.44%
  Ratios of Expenses to
    Average Net Assets ......     1.16%     0.89%     1.14%     0.88%     1.20%     0.86%     1.08%      0.79%      1.11%     0.82%
  Ratios of Expenses to
    Average Net Assets* .....     1.16%     0.89%     1.14%     0.88%     1.22%     0.88%     1.12%      0.83%      1.15%     0.86%
  Portfolio Turnover
    Rate (a) ................   213.97%   213.97%    98.29%    98.29%   121.96%   121.96%    90.84%     90.84%    174.34%   174.34%

----------
* The ratio does not include a reduction of expenses for custodian fee credits of cash balances maintained with the custodian.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                          Notes to Financial Statements

1.    Organization:

      The Empire Builder Tax Free Bond Fund (the "Fund") was established as a Massachusetts business trust by an Agreement and Declaration of Trust dated September 30, 1983. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified investment company. The Fund has an unlimited number of shares authorized with no par value.

      The Fund offers two classes of shares; the Builder Class and the Premier Class. Each class of shares outstanding bears the same dividend, liquidation and other rights and conditions, except that the Builder Class shares and the Premier Class shares bear separate transfer agency expenses. Each class of shares has exclusive voting rights with respect to matters affecting only that class.

2.    Significant Accounting Policies:

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Use of Estimates

      Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

Security Valuation

      Tax-exempt securities for which transaction prices are not readily available are valued at their fair value as determined by an independent pricing service approved by the Fund's Board of Trustees. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The methods used by the pricing service and the quality of valuations so established are reviewed by the Fund's investment adviser, under the general supervision of the Trustees of the Fund.

      Securities for which quotations are readily available are stated at market value. Short-term debt securities having remaining maturities of sixty (60) days or less are stated at amortized cost, which approximates market value.

Security Transactions and Investment Income

      Security transactions are accounted for on the trade date. Interest income, which includes amortization of premium and accretion of discounts, is accrued as earned. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are determined on the basis of identified cost.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

Taxes

      The Fund qualifies and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its tax-exempt and taxable income. Therefore, no federal income tax provision is required.

      In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax.

Futures Contracts

      The Fund may purchase and sell financial futures contracts, options on such futures contracts and options on securities indices to hedge against changes in the value of New York tax-exempt bonds the Fund owns or expects to purchase. The Fund may also purchase and sell futures and options on U.S. Treasury securities in order to hedge against interest rate changes or other general changes in market values.

      Upon entering into a futures contract, the Fund is required to deposit cash or pledge securities in an amount equal to a certain percentage of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedge assets. No futures were held on February 28, 2003.

Distributions and Dividends

      Distributions to shareholders from net investment income are declared daily and paid monthly. The Fund also distributes at least annually substantially all net capital gains, if any, realized from portfolio transactions.

      The amounts of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Determination of Net Asset Value and Allocation of Expenses

      In calculating net asset value per share of each class, investment income and expenses, other than class-specific expenses, are allocated daily to each class of shares based on the value of outstanding settled shares.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

Other

      The Fund maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the amounts of interest earned on such uninvested cash balance. There was no effect on net investment income. The Fund could have invested such cash amounts in an income-producing asset if it had not agreed to a reduction of fees or expenses under the expense offset arrangement with the Fund's custodian.

3.    Purchases and Sales of Investment Securities:

      Purchases  and  sales  of  investment  securities,   excluding  short-term
investments, during the period ended February 28, 2003, amounted to $229,290,272 and $242,503,655, respectively.

4.    Advisory Fees and Other Related Party Transactions:

      The Fund retains Glickenhaus & Co. (the "Adviser") to act as investment adviser pursuant to an Investment Advisory Agreement. As compensation for its advisory services, the Adviser receives a fee computed daily and paid monthly, at the annual rates of 0.40% of the first $100,000,000 of average daily net assets and 0.3333% of any excess over $100,000,000.

      Glickenhaus has agreed to a reduction of advisory fees to the extent that the Fund's expenses, including the advisory fees, exceed 1.50% of the Fund's average annual net assets. For the year ended February 28, 2003, there was no reduction of advisory fees pursuant to this agreement.

      BISYS Fund Services Ohio, Inc. ("BISYS" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Fund's administrator, transfer agent, fund accountant and assists the Fund in all aspects of its administration and operation. BISYS is entitled to receive fees as well as be reimbursed for certain out-of-pocket expenses incurred for providing these services. As compensation for administration and fund accounting services BISYS will receive 0.15% and 0.03%, respectively, of average daily net assets of the Fund (subject to certain minimum amounts). Fees received for transfer agency services are class specific and are based on the number of accounts per class. All fees are accrued daily and paid monthly.

5.    Federal Income Tax Information:

      During the year ended February 28, 2003, the Fund declared tax-exempt income distributions of $4,112,346.

      During the year ended February 28, 2003, the Fund paid long-term capital gain distributions of $847,804.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

6.    Distributions to Shareholders:

      The tax character of distributions paid during the fiscal year ended February 28, 2003 was as follows:

          Distributions paid from
      -------------------------------
      Net Investment    Net Long Term     Total Taxable     Tax Exempt      Tax Return    Distributions
          Income        Capital Gains     Distributions    Distributions      Capital         Paid
      --------------    -------------     -------------    -------------    ----------    -------------

         $808,613         $847,804         $1,656,417       $4,112,346        $ --         $5,768,763

      As of February 28, 2003 the components of accumulated earnings/(deficit) on a tax basis was as follows:

                                                                                                                       Total
      Undistributed   Undistributed   Undistributed                                 Accumulated     Unrealized      Accumulated
        Ordinary       Tax-Exempt       Long-Term     Accumulated   Distributions   Capital and    Appreciation/     Earnings/
         Income          Income       Capital Gains    Earnings        Payable      Other Losses   (Depreciation)    (Deficit)
      -------------   -------------   -------------   -----------   -------------   ------------   --------------   -----------

        $446,567         $70,686        $181,213       $698,466       $(28,636)         $ --         $5,548,962      $6,218,792

                       Report of Independent Accountants

To the Trustees and Shareholders of
Empire Builder Tax Free Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and financial highlights present fairly, in all material respects, the financial position of Empire Builder Tax Free Bond Fund (the "Fund") at February 28, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation and examination of securities at February 28, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, OH
April 11, 2003

                                 THE MANAGEMENT

                              Trustees (Unaudited)

                                                                                                     Number of
                              Positions                                                             Portfolios
                              Held With                                                             Overseen for   Directorships
                            Empire Builder      Term of                                            Empire Builder  Held Outside
Name, Address, and            Tax Free       Office/Length        Principal Occupation(s)             Tax Free       the Fund
Birthdate                     Bond Fund     of time served        During the Past 5 Years             Bond Fund       Complex
--------------------------  --------------  --------------  --------------------------------------  -------------  -------------
SETH M. GLICKENHAUS ......     Trustee       since 4/9/84   Senior Partner of Glickenhaus & Co.           1             None
Six East 43rd Street
New York, NY 10017
3/12/14

EDWARD A. FALKENBERG .....     Trustee       since 6/20/89  Retired Vice President and Controller,        1             None
Seagram Company Ltd                                         Joseph E. Seagram & Sons, Inc. and
800 Third Avenue                                            Controller, Seagram Company Ltd.
New York, NY 10022
9/26/40

EDWARD A. KUCZMARSKI .....     Trustee       since 4/9/84   Certified Public Accountant and               1          NY Daily Tax
Hays & Company                                              Partner, Hays & Company                                Free Income Fund
477 Madison Ave., 10th Flr
New York, NY 10022
11/7/49

ELIZABETH B. NEWELL ......     Trustee       since 4/9/84   Trustee, International Preschools             1          NY Daily Tax
23 West Street                                                                                                     Free Income Fund
Olsney Island
Oxford OX20BQ
England
7/31/40

JOHN P. STEINES ..........     Trustee       since 8/6/84   Professor of Law, New York University         1          NY Daily Tax
New York University                                         School of Law                                          Free Income Fund
School of Law, Rm 440
40 Washington Square. So.
New York, NY 10012
10/8/48

                             [LOGO EMPIRE BUILDER]

                                3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886

                             [LOGO EMPIRE BUILDER]

                               TAX FREE BOND FUND

                                  Annual Report
                                February 28, 2003

                       Investment Adviser and Distributor
                                Glickenhaus & Co.
                               6 East 43rd Street
                            New York, New York 10017

                                  Administrator
                         BISYS Fund Services Ohio, Inc.
                            BISYS Fund Services, Inc.
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                    Transfer and Shareholder Servicing Agent
                             BISYS Fund Services Inc.
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                                    Custodian
                          State Street Bank & Trust Co.
                             800 Pennsylvania Avenue
                                    5th Floor
                           Kansas City, MO 64105-1307

                                  Legal Counsel
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110

                             Independent Accountants
                           PricewaterhouseCoopers LLP
                               100 E. Broad Street
                              Columbus, Ohio 43215

                                Customer Service
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886

This report is submitted for the information of the shareholders of the Empire Builder Tax Free Bond Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, obtainable from an investment dealer, which includes information regarding the Fund's objectives and policies, record, management, sales commission and other data.

526398